Related Party Transactions - Summary of Balances with Related Parties (Parenthetical) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 20, 2021
Disclosure of transactions between related parties [line items]
Description of gift owed	a Euro 1,500 special gift to each employee
Value of gift owed		€ 10,916,000
Face amount of one time gift owed to each employee		€ 1,500